Quarterly Holdings Report
for
Fidelity® Education Income Fund
November 30, 2022
EDI-NPRT1-0123
1.9901561.101
Nonconvertible Bonds - 25.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	2,750,000	2,360,779
4.25% 3/1/27	400,000	392,695
4.3% 2/15/30	250,000	237,524
Verizon Communications, Inc.:
2.1% 3/22/28	500,000	437,464
2.355% 3/15/32	2,000,000	1,605,460
3% 3/22/27	78,000	73,147
		5,107,069
Entertainment - 0.1%
The Walt Disney Co. 1.75% 1/13/26	306,000	281,354
Media - 0.3%
Comcast Corp.:
2.35% 1/15/27	500,000	458,496
3.95% 10/15/25	725,000	712,579
Magallanes, Inc.:
3.755% 3/15/27 (b)	1,000,000	911,283
4.054% 3/15/29 (b)	6,000	5,254
		2,087,612
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	19,000	17,730
TOTAL COMMUNICATION SERVICES		7,493,765
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.1%
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	500,000	473,277
1.45% 3/2/26 (b)	2,500,000	2,234,239
General Motors Financial Co., Inc.:
1.05% 3/8/24	18,000	17,028
1.25% 1/8/26	500,000	438,197
2.35% 2/26/27	3,000,000	2,641,819
Toyota Motor Corp. 3.419% 7/20/23	355,000	352,059
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	1,000,000	895,359
3.95% 6/6/25 (b)	227,000	220,590
4.35% 6/8/27 (b)	200,000	193,552
		7,466,120
Multiline Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	2,406,000	2,386,637
Specialty Retail - 0.6%
Lowe's Companies, Inc. 4.4% 9/8/25	2,275,000	2,258,840
The Home Depot, Inc. 2.875% 4/15/27	2,028,000	1,902,845
		4,161,685
TOTAL CONSUMER DISCRETIONARY		14,014,442
CONSUMER STAPLES - 0.6%
Tobacco - 0.6%
BAT Capital Corp. 4.7% 4/2/27	801,000	772,301
BAT International Finance PLC 1.668% 3/25/26	2,750,000	2,437,679
Philip Morris International, Inc. 1.5% 5/1/25	750,000	693,812
		3,903,792
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
1.231% 12/15/23	16,000	15,405
2.061% 12/15/26	15,000	13,508
		28,913
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	294,004
ConocoPhillips Co. 2.4% 3/7/25	30,000	28,519
Enbridge, Inc.:
2.15% 2/16/24	12,000	11,572
2.5% 2/14/25	12,000	11,355
Energy Transfer LP 4.2% 9/15/23	73,000	72,467
Exxon Mobil Corp. 2.992% 3/19/25	210,000	203,383
MPLX LP:
1.75% 3/1/26	2,000,000	1,785,234
4% 3/15/28	760,000	711,453
4.5% 7/15/23	350,000	347,891
Phillips 66 Co. 3.7% 4/6/23	118,000	117,713
		3,583,591
TOTAL ENERGY		3,612,504
FINANCIALS - 18.7%
Banks - 12.5%
Bank of America Corp.:
1.197% 10/24/26 (c)	500,000	443,859
1.734% 7/22/27 (c)	500,000	438,113
2.456% 10/22/25 (c)	500,000	470,455
2.551% 2/4/28 (c)	850,000	760,418
2.651% 3/11/32 (c)	2,750,000	2,230,888
3.004% 12/20/23 (c)	500,000	499,414
3.458% 3/15/25 (c)	393,000	382,572
4.827% 7/22/26 (c)	2,500,000	2,467,360
4.948% 7/22/28 (c)	3,750,000	3,676,055
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	449,000	441,774
Barclays PLC:
1.007% 12/10/24 (c)	750,000	709,229
2.279% 11/24/27 (c)	1,300,000	1,118,149
2.852% 5/7/26 (c)	750,000	691,511
5.304% 8/9/26 (c)	2,500,000	2,458,501
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	750,000	651,447
Canadian Imperial Bank of Commerce:
3.45% 4/7/27	1,150,000	1,083,193
3.945% 8/4/25	495,000	481,527
Citigroup, Inc.:
1.122% 1/28/27 (c)	3,000,000	2,616,863
3.07% 2/24/28 (c)	3,000,000	2,725,917
3.106% 4/8/26 (c)	1,100,000	1,043,381
4.14% 5/24/25 (c)	2,500,000	2,453,604
4.4% 6/10/25	250,000	245,868
DNB Bank ASA:
0.856% 9/30/25 (b)(c)	2,500,000	2,294,318
1.605% 3/30/28 (b)(c)	2,250,000	1,913,045
Fifth Third Bancorp 3.65% 1/25/24	168,000	165,366
HSBC Holdings PLC:
1.589% 5/24/27 (c)	550,000	471,242
2.251% 11/22/27 (c)	1,300,000	1,120,535
3.803% 3/11/25 (c)	2,250,000	2,179,101
3.95% 5/18/24 (c)	750,000	741,213
5.21% 8/11/28 (c)	2,827,000	2,727,995
Huntington Bancshares, Inc.:
2.625% 8/6/24	450,000	430,940
4.443% 8/4/28 (c)	2,261,000	2,147,148
Huntington National Bank 5.699% 11/18/25 (c)	1,490,000	1,492,389
JPMorgan Chase & Co.:
0.697% 3/16/24 (c)	500,000	492,734
0.824% 6/1/25 (c)	63,000	58,589
1.47% 9/22/27 (c)	3,080,000	2,673,474
2.083% 4/22/26 (c)	500,000	464,507
2.58% 4/22/32 (c)	3,000,000	2,431,442
2.947% 2/24/28 (c)	3,318,000	3,018,071
3.54% 5/1/28 (c)	350,000	325,169
4.851% 7/25/28 (c)	3,750,000	3,671,627
KeyBank NA 4.15% 8/8/25	250,000	244,608
KeyCorp 3.878% 5/23/25 (c)	177,000	173,550
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	750,000	721,007
0.953% 7/19/25 (c)	750,000	695,559
1.64% 10/13/27 (c)	1,300,000	1,123,610
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	500,000	480,338
1.234% 5/22/27 (c)	2,050,000	1,773,340
2.651% 5/22/26 (c)	500,000	463,270
National Australia Bank Ltd. 2.875% 4/12/23	468,000	464,953
NatWest Group PLC:
1.642% 6/14/27 (c)	3,300,000	2,825,240
4.269% 3/22/25 (c)	200,000	194,607
PNC Financial Services Group, Inc.:
3.5% 1/23/24	200,000	196,922
5.354% 12/2/28 (c)	1,020,000	1,027,565
Rabobank Nederland 1.98% 12/15/27 (b)(c)	3,050,000	2,641,770
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	773,000	670,814
Societe Generale:
2.226% 1/21/26 (b)(c)	2,500,000	2,289,232
2.797% 1/19/28 (b)(c)	950,000	824,110
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	750,000	652,154
1.474% 7/8/25	2,500,000	2,279,165
2.696% 7/16/24	500,000	478,976
The Toronto-Dominion Bank 2.8% 3/10/27	64,000	58,758
Truist Financial Corp. 4.26% 7/28/26 (c)	2,960,000	2,906,061
Wells Fargo & Co.:
1.654% 6/2/24 (c)	750,000	736,441
2.164% 2/11/26 (c)	750,000	699,235
2.188% 4/30/26 (c)	2,676,000	2,492,412
3.526% 3/24/28 (c)	3,288,000	3,054,210
4.808% 7/25/28 (c)	1,250,000	1,220,840
		88,297,750
Capital Markets - 4.2%
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	1,300,000	1,022,294
2.593% 9/11/25 (b)(c)	2,500,000	2,214,722
3.091% 5/14/32 (b)(c)	250,000	170,316
6.373% 7/15/26 (b)(c)	300,000	278,210
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	750,000	656,422
2.311% 11/16/27 (c)	3,300,000	2,756,498
Goldman Sachs Group, Inc.:
1.757% 1/24/25 (c)	500,000	476,607
2.64% 2/24/28 (c)	2,563,000	2,286,547
4.482% 8/23/28 (c)	2,500,000	2,400,109
Intercontinental Exchange, Inc.:
3.65% 5/23/25	314,000	307,790
3.75% 9/21/28	125,000	118,639
4% 9/15/27	1,981,000	1,940,921
4.35% 6/15/29	2,500,000	2,464,039
Moody's Corp. 3.75% 3/24/25	750,000	730,828
Morgan Stanley:
0.79% 5/30/25 (c)	750,000	694,938
2.188% 4/28/26 (c)	750,000	697,643
2.239% 7/21/32 (c)	2,750,000	2,144,612
3.591% 7/22/28 (c)	1,050,000	969,175
3.737% 4/24/24 (c)	500,000	496,547
4.679% 7/17/26 (c)	1,842,000	1,821,044
S&P Global, Inc. 2.45% 3/1/27 (b)	2,814,000	2,587,709
UBS Group AG 4.703% 8/5/27 (b)(c)	2,500,000	2,418,160
		29,653,770
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 2.45% 10/29/26	700,000	615,507
American Express Co.:
2.25% 3/4/25	35,000	33,064
2.55% 3/4/27	54,000	49,045
Capital One Financial Corp.:
1.343% 12/6/24 (c)	850,000	810,997
1.878% 11/2/27 (c)	3,400,000	2,950,426
4.985% 7/24/26 (c)	2,701,000	2,677,414
Hyundai Capital America 1% 9/17/24 (b)	74,000	67,961
John Deere Capital Corp. 3.4% 6/6/25	355,000	346,346
		7,550,760
Diversified Financial Services - 0.6%
Athene Global Funding:
1.716% 1/7/25 (b)	600,000	555,696
1.73% 10/2/26 (b)	573,000	494,143
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	508,000	486,471
3.65% 4/5/27 (b)	2,762,000	2,585,386
		4,121,696
Insurance - 0.3%
American International Group, Inc. 2.5% 6/30/25	383,000	361,637
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	500,000	461,563
1.4% 8/27/27 (b)	700,000	588,581
1.7% 11/12/26 (b)	799,000	703,133
MassMutual Global Funding II 4.15% 8/26/25 (b)	463,000	454,468
RGA Global Funding 2% 11/30/26 (b)	30,000	26,616
		2,595,998
TOTAL FINANCIALS		132,219,974
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
CVS Health Corp. 4.3% 3/25/28	110,000	106,933
Humana, Inc. 3.7% 3/23/29	2,500,000	2,302,179
UnitedHealth Group, Inc. 3.7% 5/15/27	399,000	386,736
		2,795,848
Pharmaceuticals - 0.0%
AstraZeneca Finance LLC 0.7% 5/28/24	60,000	56,487
TOTAL HEALTH CARE		2,852,335
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Raytheon Technologies Corp. 3.95% 8/16/25	116,000	114,075
The Boeing Co.:
1.95% 2/1/24	307,000	295,364
5.04% 5/1/27	500,000	495,149
		904,588
Machinery - 0.2%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	500,000	438,465
Parker Hannifin Corp.:
3.65% 6/15/24	440,000	430,111
4.25% 9/15/27	217,000	210,452
		1,079,028
Road & Rail - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	1,517,000	1,355,687
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.2% 1/15/27	2,530,000	2,207,401
2.25% 1/15/23	175,000	174,184
3.25% 3/1/25	97,000	91,948
		2,473,533
TOTAL INDUSTRIALS		5,812,836
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Roper Technologies, Inc.:
1% 9/15/25	2,076,000	1,867,393
1.75% 2/15/31	750,000	581,972
		2,449,365
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp. 3.15% 7/15/23	399,000	394,394
Ventas Realty LP 2.65% 1/15/25	2,000,000	1,888,182
		2,282,576
UTILITIES - 1.0%
Electric Utilities - 0.8%
Alabama Power Co. 3.05% 3/15/32	2,526,000	2,198,405
Duke Energy Corp. 4.3% 3/15/28	1,341,000	1,292,345
Eversource Energy 0.8% 8/15/25	43,000	38,342
Exelon Corp. 2.75% 3/15/27 (b)	1,006,000	927,269
Southern Co. 3.25% 7/1/26	500,000	474,861
Virginia Electric & Power Co. 2.4% 3/30/32	500,000	408,470
		5,339,692
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC 3.25% 6/1/25	178,000	170,883
Multi-Utilities - 0.2%
NiSource, Inc. 0.95% 8/15/25	1,500,000	1,352,578
Sempra Energy 3.3% 4/1/25	28,000	27,012
		1,379,590
TOTAL UTILITIES		6,890,165
TOTAL NONCONVERTIBLE BONDS (Cost $185,528,978)		181,531,754

U.S. Treasury Obligations - 65.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.125% 8/15/23	59,733,800	57,818,119
0.625% 7/31/26	223,300	197,821
0.75% 3/31/26	28,048,900	25,223,192
1.75% 3/15/25	82,950,100	78,471,587
2.25% 4/30/24	49,000	47,413
2.5% 4/30/24	31,681,900	30,768,570
2.5% 3/31/27	678,700	640,921
2.625% 4/15/25	57,349,000	55,256,657
2.75% 4/30/27	16,773,900	16,003,349
2.75% 7/31/27	500,000	476,406
2.75% 8/15/32	7,291,700	6,753,937
2.875% 4/30/29	19,656,500	18,627,605
3.125% 8/15/25	66,297,000	64,580,011
3.5% 9/15/25	21,279,200	20,936,738
3.875% 11/30/27	9,100,000	9,134,125
4.125% 9/30/27	7,162,000	7,249,287
4.125% 10/31/27	50,177,900	50,816,884
4.5% 11/15/25	21,200,000	21,438,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $469,191,910)		464,441,122

U.S. Government Agency - Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.0%
2.5% 7/1/31 to 11/1/36	1,413,137	1,320,989
3% 8/1/32 to 12/1/36	5,691,877	5,403,671
TOTAL FANNIE MAE		6,724,660
Freddie Mac - 0.1%
3% 7/1/32 to 10/1/35	729,523	696,492
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,537,193)		7,421,152

Asset-Backed Securities - 3.3%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	100,000	92,406
Series 2022-2 Class A, 3.39% 5/15/27	600,000	579,335
Series 2022-3 Class A, 3.75% 8/15/27	3,570,000	3,470,449
Series 2022-4 Class A, 4.95% 10/15/27	1,122,000	1,126,387
Bank of America Credit Card Master Trust:
Series 2021-A1 Class A1, 0.44% 9/15/26	80,000	74,975
Series 2022-A1 Class A1, 3.53% 11/15/27	2,624,000	2,540,225
Series 2022-A2 Class A2, 5% 4/17/28	1,294,000	1,295,545
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	97,000	89,863
Series 2022-A1 Class A1, 2.8% 3/15/27	148,000	141,302
Series 2022-A2 Class A, 3.49% 5/15/27	5,671,000	5,477,756
Series 2022-A3 Class A, 4.95% 10/15/27	1,603,000	1,608,234
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	560,000	547,619
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	80,000	74,122
Series 2022-A1 Class A1, 1.96% 2/15/27	49,000	46,114
Series 2022-A2 Class A, 3.32% 5/15/27	540,000	521,134
Series 2022-A3 Class A3, 3.56% 7/15/27	2,540,000	2,435,471
Series 2022-A4 Class A, 5.03% 10/15/27	1,613,000	1,618,532
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	320,000	312,378
Series 2021-A Class A3, 0.3% 8/15/25	407,967	395,503
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	622,427	602,122
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	59,000	55,036
Series 2021-2 Class A, 0.99% 4/20/28	90,000	83,350
Series 2022-5 Class A1A, 3.72% 7/20/27	277,000	271,776
TOTAL ASSET-BACKED SECURITIES (Cost $23,854,330)		23,459,634

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.1%
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57 (Cost $584,059)	585,260	569,091

Commercial Mortgage Securities - 2.6%
	Principal Amount (a)	Value ($)
BANK sequential payer Series 2017-BNK9 Class ASB, 3.47% 11/15/54	3,308,000	3,156,769
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	100,000	95,426
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	93,383	89,582
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(d)	100,000	95,891
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(d)	100,000	94,875
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	17,000	16,925
floater, sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	1,586,395	1,558,444
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	655,290	618,047
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (b)(c)(d)	3,120,000	3,079,717
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	29,384	29,319
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	770,000	734,540
GS Mortgage Securities Trust sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	97,969	95,194
Series 2015-GC32 Class AAB, 3.513% 7/10/48	318,761	308,841
Series 2016-GS2 Class AAB, 2.922% 5/10/49	692,159	662,568
Series 2017-GS7 Class AAB, 3.203% 8/10/50	2,529,577	2,401,360
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2019-COR4 Class ASB, 3.9381% 3/10/52	1,000,000	950,420
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(d)	445,000	431,616
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 4.773% 10/15/37 (b)(c)(d)	1,919,130	1,869,718
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	200,000	191,103
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	329,085	319,032
Series 2019-C50 Class ASB, 3.635% 5/15/52	1,000,000	940,235
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	571,456	562,388
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,555,086)		18,302,010

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Truist Bank 3% 2/2/23 (Cost $501,117)	500,000	498,348

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $6,991,385)	6,989,987	6,991,385

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $712,744,058)	703,214,496
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,359,369
NET ASSETS - 100.0%	705,573,865

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,058,358 or 5.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	4,178,473	472,282,890	469,469,978	67,506	-	-	6,991,385	0.0%
Total	4,178,473	472,282,890	469,469,978	67,506	-	-	6,991,385

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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